Revenue Recognition - Schedule of reconciliation of beginning and ending balances of unbilled receivables and contract liabilities (Detail) - ColdQuanta Inc dba Infleqtion [Member] - USD ($)
$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Unbilled receivables, current (Beginning Balance)	$ 3,558	$ 1,304	$ 702
Unbilled receivables additions	14,774	15,711	10,492
Amounts transferred to receivables	(14,543)	(13,457)	(9,890)
Unbilled receivables, current (Ending Balance)	3,789	3,558	1,304
Contract with customer, liability, current (Beginning Balance)	3,402	2,551	916
Customer advance payments	2,258	3,525	2,817
Revenue recognized	(2,593)	(2,674)	(1,182)
Contract with customer, liability, current (Ending Balance)	$ 3,067	$ 3,402	$ 2,551